OTHER PROVISIONS (Details) - Schedule of other provisions - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Provision for contingencies (1)
Current liabilities	[1]	$ 14,573		$ 27,872
Non-current liabilities	[1]	927,964		712,581
Total Liabilities		942,537	[1]	740,453	[1]	$ 612,133	$ 291,609
Tax contingencies [Member]
Provision for contingencies (1)
Current liabilities	[2]	8,733		24,330
Non-current liabilities	[2]	617,692		490,217
Total Liabilities	[2]	626,425		514,547
Civil contingencies [Member]
Provision for contingencies (1)
Current liabilities	[2]	5,490		3,154
Non-current liabilities	[2]	119,483		92,955
Total Liabilities	[2]	124,973		96,109
Labor contingencies [Member]
Provision for contingencies (1)
Current liabilities	[2]	350		388
Non-current liabilities	[2]	175,212		98,254
Total Liabilities	[2]	175,562		98,642
Others [Member]
Provision for contingencies (1)
Current liabilities	[2]
Non-current liabilities	[2]	13,180		21,855
Total Liabilities	[2]	13,180		21,855
Provisions for onerous contracts [Member]
Provision for contingencies (1)
Current liabilities	[3]
Non-current liabilities	[3]	2,397		9,300
Total Liabilities	[3]	$ 2,397		$ 9,300

[1]	Total other provision as of December 31, 2022, and December 31, 2021, include the fair value of the contingencies arising at the time of the business combination with TAM S.A and subsidiaries, with a probability of loss under 50%, which wold not be provided for except in the context of a business combination in accordance with IFRS 3.
[2]	Provisions for contingencies: The tax contingencies correspond to litigation and tax criteria related to the tax treatment applicable to direct and indirect taxes, which are found in both administrative and judicial stage. The civil contingencies correspond to different demands of civil order filed against the Company. The labor contingencies correspond to different demands of labor order filed against the Company. The Provisions are recognized in the consolidated income statement in administrative expenses or tax expenses, as appropriate.
[3]	Provision made for proceedings brought by the European Commission for possible breaches of free competition in the freight market.